UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

5845 Widewaters Parkway, Suite 300, East Syracuse, New York 13057

(Address of principal executive offices)

Jesse D. Hallee

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM 1. PROXY VOTING RECORD.

1789 Growth and Income Fund
Proxy Voting Record
July 1, 2022 - June 30, 2023
			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	For or Against
Issuer Name	Issuer Name	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?

Mastercard Incorporated	MA	57636Q104	6/26/2023	Election of Director: Merit E. Janow	Issuer	Yes	For	For
				Election of Director: Candido Bracher	Issuer	Yes	For	For
				Election of Director: Richard K. Davis	Issuer	Yes	For	For
				Election of Director: Julius Genachowski	Issuer	Yes	For	For
				Election of Director: Choon Phong Goh	Issuer	Yes	For	For
				Election of Director: Oki Matsumoto	Issuer	Yes	For	For
				Election of Director: Michael Miebach	Issuer	Yes	For	For
				Election of Director: Youngme Moon	Issuer	Yes	For	For
				Election of Director: Rima Qureshi	Issuer	Yes	For	For
				Election of Director: Gabrielle Sulzberger	Issuer	Yes	For	For
				Election of Director: Harit Talwar	Issuer	Yes	For	For
				Election of Director: Lance Uggla	Issuer	Yes	For	For
				Advisory approval of Mastercard's executive compensation	Issuer	Yes	For	For
				Advisory approval of the frequency of future advisory votes on executive compensation	Issuer	Yes	1 Year	For
				Approval of Mastercard Incorporated Employee Stock Purchase Plan	Issuer	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2023	Issuer	Yes	For	For
				Consideration of a stockholder proposal requesting a report on ensuring respect for civil liberties	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal requesting a report on Mastercard's stance on new Merchant Category Code	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal requesting lobbying disclosure	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal requesting stockholders approve advance notice bylaw amendments	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal requesting a report on the cost-benefit analysis of diversity and inclusion efforts	Security Holder	Yes	Against	For

The Kroger Co.	KR	501044101	6/22/2023	Election of Director: Nora A. Aufreiter	Issuer	Yes	For	For
				Election of Director: Kevin M. Brown	Issuer	Yes	For	For
				Election of Director: Elaine L. Chao	Issuer	Yes	For	For
				Election of Director: Anne Gates	Issuer	Yes	For	For
				Election of Director: Karen M. Hoguet	Issuer	Yes	For	For
				Election of Director: W. Rodney McMullen	Issuer	Yes	For	For
				Election of Director: Clyde R. Moore	Issuer	Yes	For	For
				Election of Director: Ronald L. Sargent	Issuer	Yes	For	For
				Election of Director: J. Amanda Sourry Knox	Issuer	Yes	For	For
				Election of Director: Mark S. Sutton	Issuer	Yes	For	For
				Election of Director: Ashok Vemur	Issuer	Yes	For	For
				Approval, on an advisory basis, of Kroger's Executive Compensation	Issuer	Yes	For	For
				Advisory Vote on Frequency of Future Votes on Executive Compensation	Issuer	Yes	1Year	For
				Ratification of PricewaterhouseCoopers LLP, as auditor	Issuer	Yes	For	For
				Report on Public Health Costs from Sale of Tobacco Products	Security Holder	Yes	Against	For
				Listing of Charitable Contributions of $10,000 or More	Security Holder	Yes	Against	For
				Report on Recyclability of Packaging	Security Holder	Yes	Against	For
				Report on Racial and Gender Pay Gaps	Security Holder	Yes	Against	For
				Report on EEO Policy Risks	Security Holder	Yes	Against	For

UnitedHealth Group	UNH	91324P102	6/5/2023	Election of Director: Timothy Flynn	Issuer	Yes	For	For
				Election of Director: Paul Garcia More Details	Issuer	Yes	For	For
				Election of Director: Kristen Gil	Issuer	Yes	For	For
				Election of Director: Stephen Hemsley	Issuer	Yes	For	For
				Election of Director: Michele Hooper	Issuer	Yes	For	For
				Election of Director: F. William McNabb II	Issuer	Yes	For	For
				Election of Director: Valerie Montgomery Rice, M.D	Issuer	Yes	For	For
				Election of Director: John Noseworthy, M.D	Issuer	Yes	For	For
				Election of Director: Andrew Witty	Issuer	Yes	For	For
				Advisory approval of the Company's executive compensation.	Issuer	Yes	For	For
				Advisory approval of the frequency of holding future say-on-pay votes	Issuer	Yes	1 Year	For
				Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2023.	Issuer	Yes	For	For
				If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking a third-party racial equity audit.	Security Holder	Yes	Against	For
				If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal requiring a political contributions congruency report.	Security Holder	Yes	Against	For
				If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.	Security Holder	Yes	Against	For

Interpublic Group	IPG	460690100	5/25/2023	Election of Director: Jocelyn Carter-Miller	Issuer	Yes	For	For
				Election of Director: Mary J. Steele Guilfoile	Issuer	Yes	For	For
				Election of Director: Dawn Hudson More Details	Issuer	Yes	For	For
				Election of Director: Philippe Krakowsky	Issuer	Yes	For	For
				Election of Director: Jonathan F. Miller	Issuer	Yes	For	For
				Election of Director: Patrick Q. Moore	Issuer	Yes	For	For
				Election of Director: Linda S. Sanford	Issuer	Yes	For	For
				Election of Director: David M. Thomas	Issuer	Yes	For	For
				Election of Director: E. Lee Wyatt Jr.	Issuer	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers LLP as Interpublic's independent registered public accounting firm for the year 2023	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of the advisory vote on named executive officer	Issuer	Yes	1 Year	For
				Stockholder proposal entitled "Independent Board Chairman".	Security Holder	Yes	Against	For

Crown Castle Inc.	CCI	22822V101	5/17/2023	Election of Director: P. Robert Bartolo	Issuer	For	For	For
				Election of Director: Jay A. Brown	Issuer	For	For	For
				Election of Director: Cindy Christy	Issuer	For	For	For
				Election of Director: Ari Q. Fitzgerald	Issuer	For	For	For
				Election of Director: Andrea J. Goldsmith	Issuer	For	For	For
				Election of Director: Tammy K. Jones	Issuer	For	For	For
				Election of Director: Anthony J. Melone	Issuer	For	For	For
				Election of Director: W. Benjamin Moreland	Issuer	For	For	For
				Election of Director: Kevin A. Stephens	Issuer	For	For	For
				Election of Director: Matthew Thornton, III	Issuer	For	For	For
				The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2023	Issuer	For	For	For
				The non-binding, advisory vote to approve the compensation of the Company's named executive officers	Issuer	For	For	For
				The amendment to the Company's Restated Certificate of Incorporation, as amended, regarding officer exculpation	Issuer	For	For	For

Home Depot	HD	437076102	5/17/2023	Election of Director: Gerard J. Arpey	Issuer	Yes	For	For
				Election of Director: Ari Bousbib	Issuer	Yes	For	For
				Election of Director: Jeffery H. Boyd	Issuer	Yes	For	For
				Election of Director: Gregory D. Brenneman	Issuer	Yes	For	For
				Election of Director: J. Frank Brown	Issuer	Yes	For	For
				Election of Director: Albert P. Carey	Issuer	Yes	For	For
				Election of Director: Edward P. Decker	Issuer	Yes	For	For
				Election of Director: Linda R. Gooden	Issuer	Yes	For	For
				Election of Director: Wayne M. Hewett	Issuer	Yes	For	For
				Election of Director: Manuel Kadre	Issuer	Yes	For	For
				Election of Director: Stephanie C. Linnartz	Issuer	Yes	For	For
				Election of Director: Paula Santilli	Issuer	Yes	For	For
				Election of Director: Caryn Seidman-Becker	Issuer	Yes	For	For
				Ratification of the Appointment of KPMG LLP	issuer	Yes	For	For
				Advisory Vote to Approve Executive Compensation ("Say-on-Pay")	Issuer	Yes	For	For
				Advisory Vote on the Frequency of Future Say-on-Pay Votes	Issuer	Yes	1 Year	For
				Shareholder Proposal Regarding Amendment of Shareholder Written Consent Right	Security Holder	Yes	Against	For
				Shareholder Proposal Regarding Independent Board Chair	Security Holder	Yes	Against	For
				Shareholder Proposal Regarding Political Contributions Congruency Analysis	Security Holder	Yes	Against	For
				Shareholder Proposal Regarding Rescission of Racial Equity Audit Proposal Vote	Security Holder	Yes	Against	For
				Shareholder Proposal Regarding Senior Management Commitment to Avoid Political Speech	Security Holder	Yes	Against	For

Nextera Energy Proxy	NEE	65339F101	5/17/2023	Election of Director: Nicole S. Arnaboldi	Issuer	Yes	For	For
				Election of Director: Sherry S. Barrat	Issuer	Yes	For	For
				Election of Director: James L. Camaren	Issuer	Yes	For	For
				Election of Director: Kenneth B. Dunn	Issuer	Yes	For	For
				Election of Director: Naren K. Gursahaney	Issuer	Yes	For	For
				Election of Director: Kirk S. Hachigian	Issuer	Yes	For	For
				Election of Director: John W. Ketchum	Issuer	Yes	For	For
				Election of Director: Amy B. Lane	Issuer	Yes	For	For
				Election of Director: David L. Porges	Issuer	Yes	For	For
				Election of Director: Deborah "Dev" Stahlkopf	Issuer	Yes	For	For
				Election of Director: John A. Stall	Issuer	Yes	For	For
				Election of Director: Darryl L. Wilson	Issuer	Yes	For	For
				Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2023	Issuer	Yes	For	For
				Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				Non-Binding advisory vote on whether NextEra Energy should hold a non-binding shareholder advisory vote to approve NextEra Energy's compensation of its named executive officers every 1, 2 or 3 years	Issuer	Yes	1 Year	For
				A proposal entitled "Board Skills Disclosure" requesting a chart of individual board skills	Security Holder	Yes	Against	For

JP Morgan Chase&CO	JPM	46625H100	5/15/2023	Election of Director: Linda B. Bammann	Issuer	Yes	For	For
				Election of Director: Stephen B. Burke	Issuer	Yes	For	For
				Election of Director: Todd A. Combs	Issuer	Yes	For	For
				Election of Director: James S. Crown	Issuer	Yes	For	For
				Election of Director: Alicia Boler Davis	Issuer	Yes	For	For
				Election of Director: James Dimon	Issuer	Yes	For	For
				Election of Director: Timothy P. Flynn	Issuer	Yes	For	For
				Election of Director: Alex Gorsky	Issuer	Yes	For	For
				Election of Director: Mellody Hobson	Issuer	Yes	For	For
				Election of Director: Michael A. Neal	Issuer	Yes	For	For
				Election of Director: Phebe N. Novakovic	Issuer	Yes	For	For
				Election of Director: Virginia M. Rometty	Issuer	Yes	For	For
				Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				Advisory vote on frequency of advisory resolution to approve executive compensation	Issuer	Yes	1 Year	For
				Ratification of independent registered public accounting firm	Issuer	Yes	For	For
				Independent board chairman	Security Holder	Yes	Against	For
				Fossil fuel phase out	Security Holder	Yes	Against	For
				Amending public responsibility committee charter to include mandate to oversee animal welfare impact and risk	Security Holder	Yes	Against	For
				Special shareholder meeting improvement	Security Holder	Yes	For	Against
				Report on climate transition planning	Security Holder	Yes	Against	For
				Report on ensuring respect for civil liberties	Security Holder	Yes	Against	For
				Report analyzing the congruence of the company's political and electioneering expenditures	Security Holder	Yes	Against	For
				Absolute GHG reduction goals	Security Holder	Yes	Against	For

Republic Services Proxy	RSG	760760AG3	5/11/2023	Election of Director: Manuel Kadre	Issuer	Yes	For	For
				Election of Director: Tomago Collins	Issuer	Yes	For	For
				Election of Director: Michael A. Duffy	Issuer	Yes	For	For
				Election of Director: Thomas W. Handley	Issuer	Yes	For	For
				Election of Director: Jennifer M. Kirk	Issuer	Yes	For	For
				Election of Director: Michael Larson	Issuer	Yes	For	For
				Election of Director: James P. Snee	Issuer	Yes	For	For
				Election of Director: Brian S. Tyler	Issuer	Yes	For	For
				Election of Director: Jon Vander Ark	Issuer	Yes	For	For
				lection of Director: Sandra M. Volpe	Issuer	Yes	For	For
				Election of Director: Katharine B. Weymouth	Issuer	Yes	For	For
				Advisory vote to approve our named executive officer compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of an advisory vote to approve our Named	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2023.	Issuer	Yes	1 Year	For
					Issuer	Yes	For	For
FIRST AMERICAN FINANCIAL	FAF	31847R	5/9/2023
CORPORATION				Election of Class I Director: Kenneth D. DeGiorgio	Issuer	Yes	For	For
				Election of Class I Director: James L. Doti	Issuer	Yes	For	For
				Election of Class I Director: Michael D. McKee	Issuer	Yes	For	For
				Election of Class I Director: Marsha A. Spence	Issuer	Yes	For	For
				Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				Advisory vote to recommend whether a stockholder vote to approve the	Issuer	Yes	1 Year	For
				To approve the amendment and restatement of the 2020 Incentive	Issuer	Yes	For	For
				To ratify the selection of PricewaterhouseCoopers LLP as the Company's	Issuer	Yes	For	For
independent registered public accounting firm for the fiscal year ending December 31, 2023

Cummins INC Proxy	CMI	231021	5/8/2023	Election of Director: N. Thomas Linebarger	Issuer	Yes	For	For
				Election of Director: Jennifer W. Rumse	Issuer	Yes	For	For
				Election of Director: Gary L. Belske	Issuer	Yes	For	For
				Election of Director: Robert J. Bernhard	Issuer	Yes	For	For
				Election of Director: Bruno V. Di Leo Allen	Issuer	Yes	For	For
				Election of Director: Stephen B. Dobbs	Issuer	Yes	For	For
				Election of Director: Carla A. Harris	Issuer	Yes	For	For
				Election of Director: Thomas J. Lynch	Issuer	Yes	For	For
				Election of Director: William I. Miller	Issuer	Yes	For	For
				Election of Director: Georgia R. Nelson	Issuer	Yes	For	For
				Election of Director: Kimberly A. Nelson	Issuer	Yes	For	For
				Election of Director: Karen H. Quintos	Issuer	Yes	For	For
				Advisory vote to approve the compensation of our named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	For	For
				Proposal to ratify the appointment of PricewaterhouseCoopers LLP as our auditors for 2023	Issuer	Yes	For	For
				Approval of the Cummins inc. Employee stock Purchase Plan, as amended	Issuer	Yes	For	For
				The shareholder proposal regarding an independent chairman of the board	Security Holder	Yes	Against	For
				The shareholder proposal regarding linking executive compensation to achieving 1.5°C emissions reductions	Security Holder	Yes	Against	For

CME GROUP INC.	CME	12572Q	5/4/2023	Election of Equity Director: Terrence A. Duffy	Issuer	Yes	For	For
				Election of Equity Director: Kathryn Benesh	Issuer	Yes	For	For
				Election of Equity Director: Timothy S. Bitsberger	Issuer	Yes	For	For
				Election of Equity Director: Charles P. Carey	Issuer	Yes	For	For
				Election of Equity Director: Bryan T. Durkin	Issuer	Yes	For	For
				Election of Equity Director: Harold Ford Jr.	Issuer	Yes	For	For
				Election of Equity Director: Martin J. Gepsman	Issuer	Yes	For	For
				Election of Equity Director: Larry G. Gerdes	Issuer	Yes	For	For
				Election of Equity Director: Daniel R. Glickman	Issuer	Yes	For	For
				Election of Equity Director: Daniel G. Kaye	Issuer	Yes	For	For
				Election of Equity Director: Phyllis M. Lockett	Issuer	Yes	For	For
				Election of Equity Director: Deborah J. Lucas	Issuer	Yes	For	For
				Election of Equity Director: Terry L. Savage	Issuer	Yes	For	For
				Election of Equity Director: Rahael Seifu	Issuer	Yes	For	For
				Election of Equity Director: William R. Shepard	Issuer	Yes	For	For
				Election of Equity Director: Howard J. Siegel	Issuer	Yes	For	For
				Election of Equity Director: Dennis A. Suskind	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2023.	Issuer	Yes	For	For
				Advisory vote on the compensation of our named executive officers	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers	Issuer	Yes	1 Year	For

LOCKHEED MARTIN	LMT	539830	4/27/2023	Election of Director: Daniel F. Akerson	Issuer	Yes	For	For
CORPORATION				Election of Director: David B. Burritt	Issuer	Yes	For	For
				Election of Director: Bruce A. Carlson	Issuer	Yes	For	For
				Election of Director: John M. Donovan	Issuer	Yes	For	For
				Election of Director: Joseph F. Dunford, Jr.	Issuer	Yes	For	For
				Election of Director: James O. Ellis, Jr.	Issuer	Yes	For	For
				Election of Director: Thomas J. Falk	Issuer	Yes	For	For
				Election of Director: Ilene S. Gordon	Issuer	Yes	For	For
				Election of Director: Vicki A. Hollub	Issuer	Yes	For	For
				Election of Director: Jeh C. Johnson	Issuer	Yes	For	For
				Election of Director: Debra L. Reed-Klages	Issuer	Yes	For	For
				Election of Director: James D. Taiclet	Issuer	Yes	For	For
				Election of Director: Patricia E. Yarrington	Issuer	Yes	For	For
				Advisory Vote to Approve the Compensation of our Named Executive Officers	Issuer	Yes	For	For
				Advisory Vote on the Frequency of Advisory Votes to Approve the Compensation	Issuer	Yes	1 Year	For
				Ratification of the Appointment of Ernst & Young LLP as our Independent	Issuer	Yes	For	For
				Stockholder Proposal Requiring Independent Board Chairman.	Security Holder	Yes	Against	For
				Stockholder Proposal to Issue a Human Rights Impact Assessment Report	Security Holder	Yes	Against	For
				Stockholder Proposal to Issue a Report on the Company's Intention to Reduce Full Value Chain GHG Emissions.	Security Holder	Yes	Against	For

Celanese Corporation	CE	150870103	4/18/2023	Election of Director: Jean S. Blackwell	Issuer	Yes	For	For
				Election of Director: William M. Brown	Issuer	Yes	For	For
				Election of Director: Edward G. Galante	Issuer	Yes	For	For
				Election of Director: Kathryn M. Hill	Issuer	Yes	For	For
				Election of Director: David F. Hoffmeister	Issuer	Yes	For	For
				Election of Director: Dr. Jay V. Ihlenfeld	Issuer	Yes	For	For
				Election of Director: Deborah J. Kissire	Issuer	Yes	For	For
				Election of Director: Michael Koenig	Issuer	Yes	For	For
				Election of Director: Kim K.W. Rucker	Issuer	Yes	For	For
				Election of Director: Lori J. Ryerkerk	Issuer	Yes	For	For
				Ratification of the selection of KPMG LLP as our independent registered public accounting firm for 2023	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	For	For
				Advisory approval of say on pay vote frequency	Issuer	Yes	1 Year	For
				Approval of the Amended and Restated 2018 Global Incentive Plan	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, President
Date	August 16, 2023

* Print the name and title of each signing officer under his or her signature.